Share based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share based payments
Schedule of number of share options and weighted average exercise price

		Weighted average
	Number of	exercise price
	share options	US $

Outstanding at January 1, 2016	13,427,495	0.33
Granted during the year	3,261,577	0.58
Forfeited during the year	—	—
Exercised during the year	(263,690)	0.14
Expired during the year	(862,200)	0.70

Outstanding at December 31, 2016	15,563,182	0.37
Granted during the year	5,800,000	0.33
Forfeited during the year	(4,153,948)	0.53
Exercised during the year	(143,700)	0.14
Expired during the year	—	—

Outstanding at December 31, 2017	17,065,534	0.32

Exercisable at December 31, 2017	11,334,173	0.29

Schedule of weighted-average assumptions for option grants
Year ended Dec 31, 2017

Share price (US $)	0.34
Exercise price (US $)	0.34
Expected volatility	70.86%
Term	10 years
Risk free rate	2.11%
Expected dividends	—

Schedule of expense recognized from stock-based payments

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
General and administrative expense	1,143,496	513,541	325,908
Research and development expense	564,579	—	—

Total share-based payment expense	1,708,075	513,541	325,908